UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002
                                               -----------------

Check here if Amendment [   ]; Amendment Number: ________________
      This Amendment (Check only one.): [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Para Advisors, Inc.
Address: 520 Madison Avenue
         New York, NY 10022

Form 13F File Number:  28-7296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mr. Ron Ray
Title:            Chief Financial Officer
Phone:            212-355-6688

Signature, Place, and Date of Signing:


/s/ Ron Ray             New York, New York                     February 13, 2003
------------------      ------------------                     ----------------
[Signature]             [City, State]                          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F INFORMATION TABLE

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                     0
                                                                    -------
Form 13F Information Table Entry Total:                                29
                                                                    -------
Form 13F Information Table Value Total:                             $78,531
                                                                    -------
                                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                  NONE

                                                          Para Partners
                                                             Form 13F
                                                 Quarter ended December 31, 2002



------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ----------------------
                         Title of                   Value     Shares/   Sh/   Put/     Investment  Other         Voting Authority
Name of Issuer           Class         CUSIP        (x$1000)  Prn Amt   Prn   Call     Discretion  Managers    Sole  Shared  None




------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
ACE LTD                  ORD           G0070K103         734    25,000  SH             SOLE                     25,000
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
AETNA INC                COM           008117103       3,022    73,504  SH             SOLE                     73,504
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
AMERICAN INTL GROUP INC  COM           026874107       1,446    25,000  SH             SOLE                     25,000
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
AT&T CORP                COM           001957109         834   147,572  SH             SOLE                    147,572
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- ------
BANK NEW YORK INC        COM           064057102         839    35,000  SH             SOLE                     35,000
----------------------- ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
BP PLC                   SPONSORED     055622104       2,033    50,000  SH             SOLE                     50,000
                         ADR
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
CITIGROUP INC            COM           172967101       2,998    85,189  SH             SOLE                     85,189
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
COUNTRYWIDE CR INDS      COM           222372104       6,406   124,023  SH             SOLE                    124,023
INC DEL
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
FOOT LOCKER INC          COM           344849104         506    48,182  SH             SOLE                     48,182
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
GENERAL DYNAMICS CORP    COM           369550108       1,729    21,788  SH             SOLE                     21,788
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
GENERAL MTRS CORP        CL H NEW      370442832       2,555   238,798  SH             SOLE                    238,798
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
HALLIBURTON CO           COM           406216101       2,339   125,000  SH             SOLE                    125,000
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
HALLIBURTON CO           COM           406216101         221     1,476  SH    CALL     SOLE                      1,476
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
HOUSEHOLD INTL INC       COM           441815107       3,409   122,576  SH             SOLE                    122,576
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
LIBERTY MEDIA CORP NEW   COM SER A     530718105         939   105,000  SH             SOLE                    105,000
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
LOEWS CORP               COM           540424108       2,441    54,900  SH             SOLE                     54,900
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
METROMEDIA INTL GROUP    COM           591695101          47   470,877  SH             SOLE                    470,877
INC
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
PG&E CORP                COM           69331C108       7,036   506,196  SH             SOLE                    506,196
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
PHARMACIA CORP           COM           71713U102      12,685   303,470  SH             SOLE                    303,470
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
PNC FINL SVCS GROUP INC  COM           693475105       1,467    35,000  SH             SOLE                     35,000
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
PXRE GROUP LTD           COM           G73018106       4,368   178,293  SH             SOLE                    178,293
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
RAYTHEON CO              COM NEW       755111507         923    30,000  SH             SOLE                     30,000
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
SEALED AIR CORP NEW      COM           81211K100       5,552   148,841  SH             SOLE                    148,841
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
SEALED AIR CORP NEW      PFD CV A $2   81211K209       3,751    88,042  SH             SOLE                     88,042
------------------------ ------------- ------------ --------- --------- ------------------------------------------------------------
SEPRACOR INC             COM           817315104         193    20,000  SH             SOLE                     20,000
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
TALISMAN ENERGY INC      COM           87425E103       5,947   164,955  SH             SOLE                    164,955
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
TENET HEALTHCARE CORP    COM           88033G100       1,615    98,503  SH             SOLE                     98,503
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
UNIVERSAL AMERN FINL     COM           913377107       2,450   421,092  SH             SOLE                    421,092
CORP
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------
VION PHARMACEUTICALS     COM           927624106          46   139,813  SH             SOLE                    139,813
INC
------------------------ ------------- ------------ --------- --------- ----- -------- ----------- --------- ---------- ---- -------

REPORT SUMMARY           29 DATA
                         RECORDS                      78,531             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
------------------------ ------------- ------------ --------- --------- ------------------------------------------------------------